Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Reconciliation of Shareholders' Equity Movement

24.1. Share Capital	2025		2024
	Number of Shares	$	Number of Shares	$

As at Janaury 1	79,119,572	7,913	78,269,952	7,828
Transactions with shareholders:
Issue of shares on vesting of RSUs	-	-	760,439	76
Issue of shares on exercise of warrants	100	-	-	-
Cancellation of shares	(2,500)	-	-	-
Issuance of ordinary shares in connection with the 2025 Offering	4,411,764	441	-	-
Issue of shares to debenture holders	255,369	26	89,181	9
Total transactions with shareholders	4,664,733	467	849,620	85

As at December 31	83,784,305	8,380	79,119,572	7,913

Schedule of Non-controlling Interests

2025
$
Fair value of deferred consideration	25,065,957
Add stamp duty costs	416,370
Less net assets attributable to NCI	(10,414,508)
Decrease in equity attributable to shareholders	15,067,819

Schedule of Outstanding Warrants
At December 31, 2025, outstanding warrants to acquire ordinary shares of Lifezone Metals were as follows:

	Note	Number of Warrants	Exercise Price	Expiry Date
Public Warrants		13,723,550	$11.50	July 05, 2028
Private Placement Warrants		667,500	$11.50	July 05, 2028
Warrants issued in connection with the 2025 Offering	24.3	4,411,764	$4.00	November 12, 2029
Warrants issued as part of senior secured bridge loan facility	24.2	2,500,000	$5.42	August 08, 2030
Total		21,302,814

Schedule of Fair Value of Outstanding Warrants
The change in the number of outstanding warrants is as follows:

	Public Warrants	Private Placement Warrants	Direct Offering Warrants	Senior Secured Bridge Loan Facility Warrants
Balance as at January 1, 2024	13,800,000	667,500	-	-
Exercised	(76,350)	-	-	—
Outstanding as at December 31, 2024	13,723,650	667,500	-	-
Exercised	(100)	-	-	—
Issued	-	-	4,411,764	2,500,000
Outstanding as at December 31, 2025	13,723,550	667,500	4,411,764	2,500,000